FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost	The following tables analyse the fair value of the financial instruments carried at amortised cost at 31 December 2024 and 2023, including their levels in the fair value hierarchy - Level 1, Level 2 and Level 3. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value.

										Group
				2024					2023
		Fair value		Fair	Carrying			Fair value	Fair	Carrying
	Level 1	Level 2	Level 3	value	value	Level 1	Level 2	Level 3	value	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	198,376	198,376	199,408	—	—	205,917	205,917	207,435
Loans and advances to banks	—	1,032	—	1,032	1,032	—	1,080	—	1,080	1,080
Reverse repurchase agreements - non-trading	—	10,342	—	10,342	10,338	—	12,470	—	12,470	12,468
Other financial assets at amortised cost	3,190	—	—	3,190	3,408	144	—	—	144	152
	3,190	11,374	198,376	212,940	214,186	144	13,550	205,917	219,611	221,135
Liabilities
Deposits by customers	—	185	180,282	180,467	180,967	—	71	190,561	190,632	190,850
Deposits by banks	—	13,934	39	13,973	13,993	—	20,342	40	20,382	20,332
Repurchase agreements - non-trading	—	8,622	—	8,622	8,617	—	8,413	—	8,413	8,411
Debt securities in issue	21,173	12,910	1,771	35,854	35,673	1,689	30,743	1,189	33,621	33,910
Subordinated liabilities	1,129	10	1,622	2,761	2,385	—	2,591	209	2,800	2,386
	22,302	35,661	183,714	241,677	241,635	1,689	62,160	191,999	255,848	255,889

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis	The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2024 and 31 December 2023, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2024				2023
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	techniqu e
Assets
Derivative financial instruments	Exchange rate contracts	—	978	—	978	—	1,129	—	1,129	A
	Interest rate contracts	—	1,675	—	1,675	—	2,216	1	2,217	A & C
	Inflation rate contracts	—	70	—	70	—	—	—	—	A
	Equity and credit contracts	—	89	35	124	—	98	35	133	B & D
	Netting	—	(1,643)	—	(1,643)	—	(2,047)	—	(2,047)
		—	1,169	35	1,204	—	1,396	36	1,432
Other financial assets at FVTPL	Loans and advances to customers	—	—	44	44	—	—	46	46	A
	Debt securities	—	56	36	92	—	167	49	216	A, B & D
		—	56	80	136	—	167	95	262
Financial assets at FVOCI	Debt securities	8,805	201	34	9,040	8,293	188	—	8,481	D
		8,805	201	34	9,040	8,293	188	—	8,481
Total assets at fair value		8,805	1,426	149	10,380	8,293	1,751	131	10,175

Liabilities
Derivative financial instruments	Exchange rate contracts	—	430	—	430	—	508	—	508	A
	Interest rate contracts	—	1,894	—	1,894	—	2,336	1	2,337	A & C
	Equity and credit contracts	—	7	14	21	—	11	9	20	B & D
	Netting	—	(1,643)	—	(1,643)	—	(2,047)	—	(2,047)
		—	688	14	702	—	808	10	818
Other financial liabilities at FVTPL	Debt securities in issue	—	355	—	355	—	369	—	369	A
	Structured deposits	—	605	—	605	—	426	—	426	A
	Zero Amortising Guaranteed Notes	—	95	—	95	—	104	—	104	D
		—	1,055	—	1,055	—	899	—	899
Total liabilities at fair value		—	1,743	14	1,757	—	1,707	10	1,717

Summary of Fair Value Adjustment	The fair value adjustments are set out in the following table:

Group
	2024	2023
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	6	(6)
- Uncertainty	4	6
- Credit risk adjustment	1	1
- Funding fair value adjustment	—	1
	11	2
Day One profit	—	1
	11	3

Disclosure of Analysis of Financial Instruments Valued Using Internal Models Based on Information Other than Market Data	The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

					Group
			Balance sheet value		Fair value movements recognised in profit/(loss)

			2024	2023	2024	2023	2022
Balance sheet line item	Category	Financial instrument product type	£m	£m	£m	£m	£m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	35	35	6	12	(8)
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	22	24	(1)	(2)	(18)
3. FVTPL assets	Loans and advances to customers	Other loans	22	22	—	4	(4)
4. FVTPL assets	Debt securities	Reversionary property securities	36	49	2	(3)	—
5. FVOCI assets	Debt instruments	Other securities	34	—	—	—	—
			149	130	7	11	(30)
Other Level 3 assets			—	1	—	(1)	10
Other Level 3 liabilities			(14)	(10)	(5)	(2)	3
Total net assets			135	121
Total income/(expense)					2	8	(17)

Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy	The following table sets out the movements in Level 3 financial instruments in 2024 and 2023 :

						Group
	Assets				Liabilities
	Derivative s	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivative s	Other financial liabilities at FVTPL	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	36	95	—	131	(10)	—	(10)
Total gains/(losses) recognised:
Fair value movements(1)	6	1	—	7	(5)	—	(5)
Purchases	—	—	34	34	—	—	—
Settlements	(7)	(16)	—	(23)	1	—	1
At 31 December 2024	35	80	34	149	(14)	—	(14)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year(1)	6	1	—	7	(5)	—	(5)

At 1 January 2023	37	117	—	154	(12)	(3)	(15)
Total gains/(losses) recognised:
Fair value movements(1)	10	—	—	10	(2)	—	(2)
Purchases	—	1	—	1	—	—	—
Netting(2)	—	(3)	—	(3)	—	—	—
Settlements	(11)	(20)	—	(31)	4	3	7
At 31 December 2023	36	95	—	131	(10)	—	(10)

(Losses)/gains recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year(1)	10	—	—	10	(2)	—	(2)
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see
‘ii) Credit protection entities’ in Note 18.
(2)Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.

Disclosure of Maturity Analysis of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments

						Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2024	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	—	165	136	317	173	791
Other financial liabilities at fair value through profit or loss	10	3	135	556	524	1,228
Deposits by customers	169,285	3,487	4,004	4,451	355	181,582
Deposits by banks	1,352	1,561	7,618	4,459	—	14,990
Repurchase agreements – non trading	—	7,894	762	—	—	8,656
Debt securities in issue	—	5,907	1,959	26,332	7,761	41,959
Subordinated liabilities	—	27	628	332	1,895	2,882
Lease liabilities	—	—	28	58	17	103
Total financial liabilities	170,647	19,044	15,270	36,505	10,725	252,191
Off-balance sheet commitments given	4,007	19,088	916	8,391	3,247	35,649

2023
Financial liabilities
Derivative financial instruments	1	192	52	478	183	906
Other financial liabilities at fair value through profit or loss	—	8	7	538	520	1,073
Deposits by customers	179,732	3,217	3,447	4,690	288	191,374
Deposits by banks	1,454	1,749	573	18,084	—	21,860
Repurchase agreements – non trading	—	8,418	8	—	—	8,426
Debt securities in issue	—	6,380	4,908	17,029	12,216	40,533
Subordinated liabilities	—	27	83	876	2,470	3,456
Lease liabilities	—	—	29	70	23	122
Total financial liabilities	181,187	19,991	9,107	41,765	15,700	267,750
Off-balance sheet commitments given	3,795	15,205	1,408	7,399	3,621	31,428